Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 25.95%
FHLMC	2.00%	12-1-2051	$2,218,983	$1,812,575
FHLMC	2.50	12-1-2051	2,610,353	2,213,977
FHLMC	2.50	1-1-2052	3,244,701	2,760,412
FHLMC	3.00	7-1-2046	524,114	470,457
FHLMC	3.00	11-1-2049	1,119,723	995,185
FHLMC	3.00	12-1-2049	1,121,765	996,990
FHLMC	3.00	3-1-2050	2,050,791	1,822,978
FHLMC	3.50	4-1-2043	315,160	295,406
FHLMC	3.50	5-1-2044	196,936	184,592
FHLMC	3.50	6-1-2046	137,731	127,884
FHLMC	3.50	2-1-2047	729,383	676,555
FHLMC	3.50	4-1-2047	153,080	142,072
FHLMC	3.50	12-1-2047	584,544	541,603
FHLMC	3.50	3-1-2048	620,943	576,821
FHLMC	3.50	8-1-2049	1,403,829	1,290,220
FHLMC	4.00	4-1-2044	236,210	229,195
FHLMC	4.00	8-1-2044	126,568	122,203
FHLMC	4.00	6-1-2048	657,726	630,964
FHLMC	4.50	8-1-2048	937,651	917,370
FHLMC	4.50	11-1-2048	2,250,694	2,207,497
FHLMC Structured Pass-Through Certificates Series T-20 Class A6±±	7.99	9-25-2029	2,864	2,808
FHLMC Structured Pass-Through Certificates Series T-58 Class 4A	7.50	9-25-2043	425,508	437,204
FNMA	1.47	11-1-2029	2,020,000	1,747,130
FNMA	2.00	12-1-2051	1,903,868	1,559,309
FNMA	2.27	4-1-2029	710,000	647,816
FNMA	2.50	8-1-2031	108,788	103,115
FNMA	2.50	2-1-2035	1,052,526	975,073
FNMA	2.50	12-1-2051	2,200,715	1,866,535
FNMA	2.50	1-1-2052	11,825,230	10,057,616
FNMA	3.00	12-1-2032	15,610	14,843
FNMA	3.00	7-1-2046	183,443	164,436
FNMA	3.00	4-1-2047	778,883	696,919
FNMA	3.00	11-1-2049	953,138	847,277
FNMA	3.00	12-1-2049	950,005	844,493
FNMA	3.00	3-1-2050	1,129,276	1,002,159
FNMA	3.00	9-1-2050	1,930,314	1,711,122
FNMA	3.35	1-1-2028	255,098	246,283
FNMA	3.50	10-1-2032	209,856	202,682
FNMA	3.50	11-1-2042	218,293	204,360
FNMA	3.50	2-1-2043	49,024	45,898
FNMA	3.50	11-1-2045	499,255	463,505
FNMA	3.50	4-1-2046	62,055	57,566
FNMA	3.50	7-1-2046	162,690	150,855
FNMA	3.50	11-1-2046	221,849	205,688
FNMA	3.50	8-1-2047	1,095,604	1,015,001
FNMA	3.50	6-1-2052	5,321,128	4,873,886
FNMA	4.00	11-1-2040	90,896	88,334
FNMA	4.00	4-1-2041	129,729	126,072
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	8-1-2046	$142,350	$137,282
FNMA	4.00	3-1-2049	377,258	361,072
FNMA	4.00	8-1-2051	5,553,935	5,259,629
FNMA	4.00	7-1-2052	1,282,142	1,208,030
FNMA	4.00	7-1-2056	251,386	236,336
FNMA	4.00	3-1-2051	1,455,245	1,392,894
FNMA	4.46	2-1-2031	1,424,367	1,426,184
FNMA	4.50	8-1-2048	657,485	641,382
FNMA	4.50	1-1-2051	6,044,407	5,926,330
FNMA	4.50	10-1-2052	510,817	496,839
FNMA	4.50	11-1-2052	2,209,452	2,148,241
FNMA	4.50	6-1-2056	625,936	607,967
FNMA	4.57	5-1-2031	1,260,000	1,266,272
FNMA	4.65	2-1-2029	1,760,000	1,773,256
FNMA	4.72	11-1-2029	780,000	791,561
FNMA	4.93	10-1-2030	2,500,000	2,553,803
FNMA	4.96	5-1-2029	3,180,000	3,244,663
FNMA	5.00	9-1-2033	41,887	42,337
FNMA	5.00	8-1-2052	763,724	759,766
FNMA	5.00	10-1-2052	1,917,678	1,904,229
FNMA	5.09	1-1-2029	1,490,000	1,526,482
FNMA	5.50	2-1-2036	19,130	18,867
FNMA	5.50	10-1-2052	870,820	880,726
FNMA	5.81	6-1-2031	1,280,000	1,327,496
FNMA Series 2002-90 Class A2	6.50	11-25-2042	178,899	183,160
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	63,038	65,115
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	571,127	576,867
FNMA Series 2003-W4 Class 3A±±	4.86	10-25-2042	101,159	107,599
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	211,664	215,947
FNMA Series 2004-T3 Class 1A1	6.00	2-25-2044	352,118	350,844
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	50,921	52,880
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	365,731	366,240
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	58,895	60,089
GNMA	7.00	8-15-2027	8,156	8,237
Total agency securities (Cost $93,288,703)				87,291,563
Asset-backed securities: 9.66%
ECMC Group Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.46%)144A±	6.81	7-26-2066	200,155	201,171
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.26	9-25-2068	1,425,766	1,410,614
Fifth Third Auto Trust Series 2023-1 Class A3	5.53	8-15-2028	575,000	579,212
Ford Credit Auto Owner Trust Series 2021-1 Class A144A	1.37	10-17-2033	1,225,000	1,154,046
Ford Credit Auto Owner Trust Series 2023-2 Class A144A	5.28	2-15-2036	1,150,000	1,175,669
Louisiana Local Government Environmental Facilities & CDA Series 2022-ELL Class A3	4.28	2-1-2036	1,265,000	1,221,251
Mississippi Higher Education Assistance Corp. Series 2014-1 Class A1 (30 Day Average U.S. SOFR+0.79%)±	6.14	10-25-2035	142,202	140,977
See accompanying notes to portfolio of investments
2 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
PFS Financing Corp. Series 2023-C Class A144A	5.52%	10-15-2028	$1,090,000	$1,104,494
PHEAA Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.61	9-25-2065	344,195	344,788
Rhode Island Student Loan Authority Series 2012-1 Class A1 (30 Day Average U.S. SOFR+1.01%)±	6.37	7-1-2031	615,761	615,561
SBA Small Business Investment Cos. Series 2014-10B Class 1	3.02	9-10-2024	23,760	23,704
SBA Small Business Investment Cos. Series 2015-10B Class 1	2.83	9-10-2025	47,926	46,726
SBA Small Business Investment Cos. Series 2017-10A Class 1	2.85	3-10-2027	93,637	90,469
SBA Small Business Investment Cos. Series 2018-10B Class 1	3.55	9-10-2028	1,901,925	1,822,241
SBA Small Business Investment Cos. Series 2021-10A Class 1	1.67	3-10-2031	536,062	475,312
SBA Small Business Investment Cos. Series 2021-10B Class 1	1.30	9-10-2031	1,654,290	1,431,778
SBA Small Business Investment Cos. Series 2022-10A Class 1	2.94	3-10-2032	3,459,093	3,224,399
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	803,538	797,074
South Carolina Student Loan Corp. Series 2014-1 Class B (30 Day Average U.S. SOFR+1.61%)±	6.97	8-1-2035	500,000	501,874
U.S. Small Business Administration Series 2006-20B Class 1	5.35	2-1-2026	29,794	29,505
U.S. Small Business Administration Series 2006-20H Class 1	5.70	8-1-2026	18,850	18,740
U.S. Small Business Administration Series 2007-20J Class 1	5.57	10-1-2027	60,989	60,462
U.S. Small Business Administration Series 2013-20A Class 1	2.13	1-1-2033	99,123	90,754
U.S. Small Business Administration Series 2013-20J Class 1	3.37	10-1-2033	89,916	85,642
U.S. Small Business Administration Series 2014-20A Class 1	3.46	1-1-2034	101,244	96,760
U.S. Small Business Administration Series 2015-20C Class 1	2.72	3-1-2035	142,234	132,215
U.S. Small Business Administration Series 2015-20E Class 1	2.77	5-1-2035	223,615	206,549
U.S. Small Business Administration Series 2015-20F Class 1	2.98	6-1-2035	149,593	139,173
U.S. Small Business Administration Series 2017-20F Class 1	2.81	6-1-2037	130,026	119,282
U.S. Small Business Administration Series 2018-20E Class 1	3.50	5-1-2038	1,161,933	1,094,429
U.S. Small Business Administration Series 2018-20G Class 1	3.54	7-1-2038	1,426,811	1,335,961
U.S. Small Business Administration Series 2018-20H Class 1	3.58	8-1-2038	2,021,960	1,901,646
U.S. Small Business Administration Series 2018-20K Class 1	3.87	11-1-2038	1,284,952	1,218,102
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	1,761,806	1,667,190
U.S. Small Business Administration Series 2022-25L Class 1	4.71	12-1-2047	1,383,796	1,377,435
U.S. Small Business Administration Series 2023-25A Class 1	4.91	1-1-2048	837,945	846,459
U.S. Small Business Administration Series 2023-25D Class 1	4.48	4-1-2048	1,429,527	1,406,425
U.S. Small Business Administration Series 2023-25L Class 1	5.28	12-1-2048	2,128,226	2,194,994
U.S. Small Business Administration Series 2024-25D Class 1	5.38	4-1-2049	1,420,000	1,469,229
Verizon Master Trust Series 2024-5 Class A144A	5.00	6-21-2032	625,000	637,590
Total asset-backed securities (Cost $33,553,708)				32,489,902
Corporate bonds and notes: 34.31%
Basic materials: 1.73%
Chemicals: 1.45%
Albemarle Corp.	5.05	6-1-2032	190,000	183,007
Ashland, Inc.144A	3.38	9-1-2031	875,000	753,995
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV144A	4.75	6-15-2027	670,000	655,894
Celanese U.S. Holdings LLC	6.17	7-15-2027	400,000	410,723
FMC Corp.	3.20	10-1-2026	1,120,000	1,074,587
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals(continued)
HB Fuller Co.	4.25%	10-15-2028	$375,000	$350,173
Ingevity Corp.144A	3.88	11-1-2028	275,000	251,788
PPG Industries, Inc.	2.55	6-15-2030	770,000	686,898
RPM International, Inc.	4.55	3-1-2029	420,000	413,713
Sherwin-Williams Co.	3.30	2-1-2025	100,000	98,700
				4,879,478
Mining: 0.28%
Newmont Corp.	2.60	7-15-2032	725,000	622,628
Newmont Corp./Newcrest Finance Pty. Ltd.144A	5.35	3-15-2034	300,000	307,088
				929,716
Communications: 1.91%
Advertising: 0.16%
Lamar Media Corp.	4.88	1-15-2029	550,000	533,913
Internet: 0.09%
VeriSign, Inc.	4.75	7-15-2027	300,000	297,630
Media: 0.45%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	381,000	333,581
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	925,000	898,420
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	340,000	307,685
				1,539,686
Telecommunications: 1.21%
AT&T, Inc.	2.25	2-1-2032	460,000	383,153
AT&T, Inc.	2.75	6-1-2031	535,000	468,176
AT&T, Inc.	4.75	5-15-2046	680,000	607,370
Motorola Solutions, Inc.	5.00	4-15-2029	90,000	90,764
T-Mobile USA, Inc.	2.40	3-15-2029	150,000	135,487
T-Mobile USA, Inc.	3.38	4-15-2029	875,000	820,109
Verizon Communications, Inc.	2.36	3-15-2032	470,000	393,193
Verizon Communications, Inc.	4.81	3-15-2039	1,228,000	1,171,212
				4,069,464
Consumer, cyclical: 2.44%
Apparel: 0.12%
William Carter Co.144A	5.63	3-15-2027	185,000	182,996
Wolverine World Wide, Inc.144A	4.00	8-15-2029	245,000	208,877
				391,873
Auto manufacturers: 1.78%
Allison Transmission, Inc.144A	4.75	10-1-2027	1,000,000	976,058
American Honda Finance Corp.	4.90	3-13-2029	240,000	243,256
Daimler Truck Finance North America LLC144A	2.00	12-14-2026	270,000	253,050
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	450,000	408,763
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	240,000	245,464
See accompanying notes to portfolio of investments
4 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Ford Motor Credit Co. LLC	4.95%	5-28-2027	$1,200,000	$1,186,418
General Motors Financial Co., Inc.	2.40	10-15-2028	380,000	342,899
General Motors Financial Co., Inc.	2.70	6-10-2031	500,000	423,703
General Motors Financial Co., Inc.	4.30	4-6-2029	180,000	174,272
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	440,000	444,116
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	650,000	683,664
Toyota Motor Credit Corp.	5.10	3-21-2031	240,000	244,973
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	370,000	366,371
				5,993,007
Entertainment: 0.23%
Warnermedia Holdings, Inc.	4.28	3-15-2032	900,000	780,704
Housewares: 0.16%
Scotts Miracle-Gro Co.	4.50	10-15-2029	120,000	111,628
Scotts Miracle-Gro Co.	5.25	12-15-2026	448,000	442,934
				554,562
Retail: 0.15%
Foot Locker, Inc.144A	4.00	10-1-2029	400,000	342,376
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	157,652
				500,028
Consumer, non-cyclical: 4.49%
Agriculture: 0.12%
Darling Ingredients, Inc.144A	6.00	6-15-2030	400,000	396,902
Commercial services: 1.49%
Equifax, Inc.	2.35	9-15-2031	180,000	151,833
Equifax, Inc.	5.10	12-15-2027	140,000	141,247
Gartner, Inc.144A	4.50	7-1-2028	200,000	194,177
Johns Hopkins University Series A	2.81	1-1-2060	80,000	51,988
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	469,428
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	639,134
President & Fellows of Harvard College	4.88	10-15-2040	183,000	181,749
Service Corp. International	4.63	12-15-2027	450,000	437,480
Service Corp. International	7.50	4-1-2027	345,000	357,546
Trustees of Princeton University	5.70	3-1-2039	1,415,000	1,563,023
University of Southern California	3.03	10-1-2039	1,000,000	827,089
				5,014,694
Food: 0.24%
Ingredion, Inc.	2.90	6-1-2030	880,000	797,815
Healthcare-products: 1.06%
Baxter International, Inc.	1.92	2-1-2027	260,000	242,131
Baxter International, Inc.	2.27	12-1-2028	1,130,000	1,017,055
GE HealthCare Technologies, Inc.	5.86	3-15-2030	380,000	398,498
GE HealthCare Technologies, Inc.	5.91	11-22-2032	240,000	252,788
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products(continued)
Hologic, Inc.144A	3.25%	2-15-2029	$505,000	$460,400
Hologic, Inc.144A	4.63	2-1-2028	300,000	290,431
Revvity, Inc.	1.90	9-15-2028	490,000	435,926
Teleflex, Inc.144A	4.25	6-1-2028	500,000	474,958
				3,572,187
Healthcare-services: 0.89%
Ascension Health Series B	3.11	11-15-2039	250,000	201,469
Charles River Laboratories International, Inc.144A	4.25	5-1-2028	745,000	709,613
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	350,000	354,848
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	310,000	230,543
Mayo Clinic Series 2021	3.20	11-15-2061	500,000	342,755
Memorial Sloan-Kettering Cancer Center Series 2015	4.20	7-1-2055	185,000	159,845
Northwestern Memorial Healthcare Obligated Group Series 2021	2.63	7-15-2051	230,000	149,304
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	550,000	499,585
UnitedHealth Group, Inc.	5.15	7-15-2034	330,000	335,030
				2,982,992
Household products/wares: 0.13%
Central Garden & Pet Co.	5.13	2-1-2028	460,000	448,549
Pharmaceuticals: 0.56%
Bayer U.S. Finance II LLC144A	4.38	12-15-2028	1,170,000	1,129,974
Bayer U.S. Finance LLC144A	3.38	10-8-2024	240,000	238,906
Becton Dickinson & Co.	4.30	8-22-2032	260,000	249,190
CVS Health Corp.	1.75	8-21-2030	200,000	166,836
CVS Health Corp.	5.05	3-25-2048	130,000	114,649
				1,899,555
Energy: 3.99%
Oil & gas: 1.56%
Antero Resources Corp.144A	5.38	3-1-2030	650,000	635,359
Apache Corp.	4.25	1-15-2030	100,000	94,564
Apache Corp.	4.38	10-15-2028	100,000	95,789
BP Capital Markets America, Inc.	4.89	9-11-2033	100,000	99,560
HF Sinclair Corp.	4.50	10-1-2030	910,000	869,129
Ovintiv, Inc.	6.25	7-15-2033	775,000	810,545
Patterson-UTI Energy, Inc.	7.15	10-1-2033	530,000	572,115
Permian Resources Operating LLC144A	5.88	7-1-2029	400,000	397,582
Phillips 66 Co.	5.25	6-15-2031	620,000	632,289
Range Resources Corp.144A	4.75	2-15-2030	575,000	544,639
Southwestern Energy Co.	5.38	3-15-2030	320,000	312,389
Sunoco LP/Sunoco Finance Corp.	4.50	4-30-2030	200,000	186,618
				5,250,578
Pipelines: 2.43%
Boardwalk Pipelines LP	3.60	9-1-2032	625,000	550,652
Buckeye Partners LP144A	4.50	3-1-2028	675,000	643,840
See accompanying notes to portfolio of investments
6 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
DT Midstream, Inc.144A	4.13%	6-15-2029	$200,000	$186,962
Energy Transfer LP	4.95	5-15-2028	790,000	791,869
Energy Transfer LP	5.25	7-1-2029	110,000	111,194
Florida Gas Transmission Co. LLC144A	4.35	7-15-2025	1,521,000	1,504,413
Gulfstream Natural Gas System LLC144A	6.19	11-1-2025	210,000	211,823
Kinder Morgan, Inc.	5.00	2-1-2029	720,000	725,439
Kinetik Holdings LP144A	5.88	6-15-2030	350,000	346,461
NuStar Logistics LP	6.00	6-1-2026	300,000	300,313
NuStar Logistics LP	6.38	10-1-2030	525,000	535,804
Plains All American Pipeline LP/PAA Finance Corp.	4.70	6-15-2044	600,000	511,330
Plains All American Pipeline LP/PAA Finance Corp.	4.90	2-15-2045	80,000	69,783
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	250,000	253,838
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	294,224
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	790,000	727,571
Williams Cos., Inc.	4.65	8-15-2032	220,000	214,058
Williams Cos., Inc.	4.90	3-15-2029	50,000	50,144
Williams Cos., Inc.	5.65	3-15-2033	130,000	134,260
				8,163,978
Financial: 9.13%
Banks: 6.34%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	1,400,000	1,314,146
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	170,000	144,434
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	540,000	452,514
Bank of America Corp. (U.S. SOFR+2.16%)±	5.02	7-22-2033	200,000	199,839
Bank of America Corp. (U.S. SOFR 3 Month+1.77%)±	3.71	4-24-2028	720,000	698,135
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	380,000	384,755
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	260,000	248,379
Bank of New York Mellon Corp. (U.S. SOFR+1.60%)±	6.32	10-25-2029	190,000	201,545
Bank of New York Mellon Corp. (U.S. SOFR+1.80%)±	5.80	10-25-2028	50,000	51,603
Citibank NA%%	4.84	8-6-2029	290,000	291,421
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	450,000	379,143
Citigroup, Inc. (U.S. SOFR+1.28%)±	3.07	2-24-2028	340,000	324,990
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	240,000	208,467
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	130,000	127,699
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	370,000	325,045
Citizens Bank NA (U.S. SOFR+2.00%)±	4.58	8-9-2028	300,000	294,709
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	90,000	91,500
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	570,000	560,133
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	180,000	186,460
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	210,000	196,514
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	390,000	368,190
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	160,000	160,786
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	400,000	336,351
Goldman Sachs Group, Inc. (U.S. SOFR+1.27%)±	5.73	4-25-2030	190,000	196,259
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	570,000	556,841
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	210,000	202,962
Huntington National Bank	5.65	1-10-2030	250,000	255,886
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.13%)±	5.00%	7-22-2030	$180,000	$181,337
JPMorgan Chase & Co. (U.S. SOFR+1.16%)±	5.58	4-22-2030	280,000	288,735
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	390,000	339,988
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	110,000	94,889
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	600,000	586,666
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.59%)±	4.45	12-5-2029	470,000	463,665
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	600,000	584,959
KeyBank NA	3.90	4-13-2029	420,000	387,340
KeyCorp	2.25	4-6-2027	690,000	638,480
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	420,000	400,962
Morgan Stanley (U.S. SOFR+1.00%)±	2.48	1-21-2028	740,000	698,110
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	130,000	130,905
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	160,000	161,890
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	480,000	484,832
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	90,000	91,896
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	360,000	354,427
National Securities Clearing Corp.144A	4.90	6-26-2029	420,000	426,252
PNC Bank NA	4.05	7-26-2028	1,000,000	970,839
PNC Financial Services Group, Inc. (U.S. SOFR+1.34%)±	5.30	1-21-2028	150,000	151,380
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	270,000	267,106
Regions Financial Corp.	1.80	8-12-2028	540,000	476,567
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	770,000	660,152
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	90,000	86,910
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44	1-24-2030	360,000	365,547
Truist Financial Corp. (U.S. SOFR+2.30%)±	6.12	10-28-2033	180,000	188,547
Truist Financial Corp. (U.S. SOFR 3 Month+1.24%)±	6.57	4-1-2027	400,000	388,172
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	300,000	305,889
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	160,000	166,086
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	680,000	603,056
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.20	1-23-2030	120,000	121,457
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	720,000	694,861
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	210,000	212,443
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	590,000	579,895
				21,312,946
Diversified financial services: 0.51%
American Express Co. (U.S. SOFR+1.09%)±	5.53	4-25-2030	305,000	314,045
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	170,000	172,995
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	130,000	141,415
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	450,000	414,435
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	290,000	285,971
Charles Schwab Corp. (U.S. SOFR+1.88%)±	6.20	11-17-2029	230,000	241,105
Charles Schwab Corp. (U.S. SOFR+2.21%)±	5.64	5-19-2029	160,000	163,925
				1,733,891
Insurance: 0.91%
Aon North America, Inc.	5.15	3-1-2029	270,000	274,248
Chubb INA Holdings LLC	4.65	8-15-2029	240,000	240,835
See accompanying notes to portfolio of investments
8 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Mutual of Omaha Cos. Global Funding144A	5.45%	12-12-2028	$360,000	$367,525
NLV Financial Corp.144A	7.50	8-15-2033	565,000	617,260
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	470,000	331,370
Pacific Life Global Funding II144A	5.50	7-18-2028	360,000	369,664
Principal Life Global Funding II144A	5.10	1-25-2029	360,000	364,268
Protective Life Global Funding144A	5.22	6-12-2029	480,000	488,115
				3,053,285
REITS: 1.37%
Agree LP	2.90	10-1-2030	430,000	379,513
Alexandria Real Estate Equities, Inc.	3.95	1-15-2027	240,000	234,478
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	380,000	369,218
CubeSmart LP	2.25	12-15-2028	160,000	143,702
Digital Realty Trust LP	4.45	7-15-2028	510,000	502,017
Extra Space Storage LP	3.90	4-1-2029	400,000	382,946
Healthpeak OP LLC	2.13	12-1-2028	40,000	35,822
Healthpeak OP LLC	2.88	1-15-2031	190,000	168,093
Healthpeak OP LLC	3.50	7-15-2029	560,000	527,135
Kimco Realty OP LLC	2.25	12-1-2031	265,000	218,582
Mid-America Apartments LP	4.20	6-15-2028	160,000	156,769
NNN REIT, Inc.	4.30	10-15-2028	370,000	362,289
NNN REIT, Inc.	5.60	10-15-2033	200,000	204,180
UDR, Inc.	3.20	1-15-2030	350,000	322,550
Ventas Realty LP	3.50	2-1-2025	150,000	148,248
Welltower OP LLC	2.05	1-15-2029	190,000	168,900
Welltower OP LLC	2.75	1-15-2032	320,000	275,607
				4,600,049
Industrial: 4.18%
Aerospace/defense: 0.96%
Boeing Co.	2.70	2-1-2027	840,000	786,351
Boeing Co.	5.15	5-1-2030	155,000	152,643
Boeing Co.	5.71	5-1-2040	110,000	104,848
L3Harris Technologies, Inc.	5.05	6-1-2029	120,000	121,358
L3Harris Technologies, Inc.	5.40	7-31-2033	380,000	386,953
Moog, Inc.144A	4.25	12-15-2027	700,000	670,044
RTX Corp.	2.25	7-1-2030	360,000	315,339
RTX Corp.	2.38	3-15-2032	250,000	210,261
RTX Corp.	6.10	3-15-2034	440,000	474,171
				3,221,968
Building materials: 0.25%
Fortune Brands Innovations, Inc.	3.25	9-15-2029	460,000	425,933
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	280,000	249,341
Masco Corp.	6.50	8-15-2032	150,000	162,570
				837,844
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.53%
Amphenol Corp.	2.20%	9-15-2031	$480,000	$404,665
Amphenol Corp.	5.05	4-5-2029	100,000	101,934
Honeywell International, Inc.%%	4.70	2-1-2030	410,000	412,692
Jabil, Inc.	3.95	1-12-2028	900,000	867,086
				1,786,377
Environmental control: 0.48%
Clean Harbors, Inc.144A	4.88	7-15-2027	85,000	83,194
Clean Harbors, Inc.144A	6.38	2-1-2031	550,000	556,228
Stericycle, Inc.144A	3.88	1-15-2029	1,010,000	960,260
				1,599,682
Machinery-construction & mining: 0.13%
Oshkosh Corp.	3.10	3-1-2030	490,000	445,237
Machinery-diversified: 0.30%
CNH Industrial Capital LLC	5.10	4-20-2029	360,000	364,170
Mueller Water Products, Inc.144A	4.00	6-15-2029	700,000	653,164
				1,017,334
Packaging & containers: 1.20%
Ball Corp.	3.13	9-15-2031	550,000	469,492
Clearwater Paper Corp.144A	4.75	8-15-2028	775,000	731,758
Graphic Packaging International LLC144A	3.50	3-1-2029	420,000	381,881
Packaging Corp. of America	3.00	12-15-2029	480,000	439,824
Sealed Air Corp.144A	6.88	7-15-2033	200,000	210,444
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	400,000	402,765
Silgan Holdings, Inc.	4.13	2-1-2028	200,000	190,515
WRKCo, Inc.	3.00	9-15-2024	680,000	677,371
WRKCo, Inc.	3.90	6-1-2028	560,000	541,064
				4,045,114
Transportation: 0.33%
FedEx Corp.	3.90	2-1-2035	280,000	255,919
Norfolk Southern Corp.	5.05	8-1-2030	190,000	193,566
Norfolk Southern Corp.	5.10	8-1-2118	760,000	662,660
				1,112,145
Technology: 1.06%
Computers: 0.21%
Hewlett Packard Enterprise Co.	4.90	10-15-2025	375,000	373,869
Seagate HDD Cayman	3.13	7-15-2029	375,000	322,803
				696,672
Semiconductors: 0.24%
Microchip Technology, Inc.	4.25	9-1-2025	375,000	370,968
See accompanying notes to portfolio of investments
10 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Microchip Technology, Inc.	5.05%	3-15-2029	$265,000	$267,949
ON Semiconductor Corp.144A	3.88	9-1-2028	175,000	163,468
				802,385
Software: 0.61%
Concentrix Corp.	6.60	8-2-2028	625,000	643,982
Fair Isaac Corp.144A	4.00	6-15-2028	430,000	404,582
Oracle Corp.	6.15	11-9-2029	160,000	170,374
Roper Technologies, Inc.	2.95	9-15-2029	470,000	432,398
Take-Two Interactive Software, Inc.	3.70	4-14-2027	180,000	175,267
Take-Two Interactive Software, Inc.	5.40	6-12-2029	225,000	229,993
				2,056,596
Utilities: 5.38%
Electric: 5.01%
AEP Transmission Co. LLC	5.15	4-1-2034	240,000	241,095
Alabama Power Co.	5.85	11-15-2033	260,000	277,118
American Transmission Systems, Inc.144A	2.65	1-15-2032	380,000	324,384
Black Hills Corp.	4.35	5-1-2033	710,000	655,698
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	340,000	343,684
Commonwealth Edison Co. Series 133	3.85	3-15-2052	450,000	346,857
Connecticut Light & Power Co.	4.65	1-1-2029	360,000	361,211
Connecticut Light & Power Co.	5.25	1-15-2053	130,000	128,485
Consumers Energy Co.	4.60	5-30-2029	240,000	240,576
Consumers Energy Co.%%	4.70	1-15-2030	60,000	60,258
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	815,000	831,365
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	230,000	255,730
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	450,000	379,261
DTE Electric Co.	5.40	4-1-2053	200,000	199,120
DTE Electric Securitization Funding II LLC Series A-2	6.09	9-1-2037	590,000	648,708
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	167,622
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	889,993
Duke Energy Progress LLC	2.00	8-15-2031	620,000	517,692
Entergy Arkansas LLC	5.45	6-1-2034	380,000	392,386
Evergy Kansas Central, Inc.	5.70	3-15-2053	180,000	182,011
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	350,000	305,625
Florida Power & Light Co.	5.30	4-1-2053	200,000	198,691
Indianapolis Power & Light Co.144A	5.65	12-1-2032	360,000	371,084
IPALCO Enterprises, Inc.	5.75	4-1-2034	100,000	102,038
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	310,000	320,103
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	310,000	319,406
MidAmerican Energy Co.	5.80	10-15-2036	900,000	958,717
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	6,000	5,962
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	275,000	263,326
Northern States Power Co.	4.50	6-1-2052	210,000	182,572
Northern States Power Co.	5.35	11-1-2039	1,580,000	1,597,468
Potomac Electric Power Co.	5.20	3-15-2034	490,000	503,245
PPL Electric Utilities Corp.	5.25	5-15-2053	220,000	216,143
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 11

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Public Service Co. of New Hampshire	5.35%	10-1-2033	$260,000	$267,929
Public Service Electric & Gas Co.	5.20	3-1-2034	290,000	297,055
Public Service Electric & Gas Co. Series D	5.70	12-1-2036	590,000	615,425
Puget Sound Energy, Inc.	5.33	6-15-2034	310,000	316,897
Puget Sound Energy, Inc.	5.45	6-1-2053	300,000	296,325
Tampa Electric Co.	4.90	3-1-2029	295,000	298,362
Tucson Electric Power Co.	3.25	5-15-2032	420,000	375,384
Union Electric Co.	5.20	4-1-2034	330,000	335,348
Union Electric Co.	5.45	3-15-2053	330,000	325,331
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	405,000	410,052
Wisconsin Power & Light Co.	3.95	9-1-2032	370,000	345,877
Wisconsin Power & Light Co.	5.38	3-30-2034	190,000	194,162
				16,865,781
Gas: 0.37%
Atmos Energy Corp.	5.90	11-15-2033	240,000	256,079
CenterPoint Energy Resources Corp.	1.75	10-1-2030	330,000	275,398
Sempra Infrastructure Partners LP144A	3.25	1-15-2032	825,000	697,051
				1,228,528
Total corporate bonds and notes (Cost $120,724,768)				115,413,145
Municipal obligations: 8.44%
Alabama: 0.26%
Miscellaneous revenue: 0.26%
Alabama Federal Aid Highway Finance Authority Series B	1.86	9-1-2029	1,000,000	892,708
Arizona: 0.11%
Housing revenue: 0.11%
City of Yuma Excise Tax Revenue	2.10	7-15-2030	430,000	381,018
California: 1.48%
GO revenue: 1.28%
Campbell Union High School District	2.31	8-1-2035	660,000	529,035
Desert Community College District	2.78	8-1-2035	450,000	376,885
Oxnard Union High School District	1.87	8-1-2030	800,000	699,385
Palomar Community College District	2.32	8-1-2034	500,000	408,593
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	645,329
Solano County Community College District Series B	1.76	8-1-2030	950,000	823,152
State of California	5.75	10-1-2031	750,000	810,326
				4,292,705
Tax revenue: 0.20%
Orange County Local Transportation Authority Sales Tax Revenue Series A	6.91	2-15-2041	400,000	442,438
San Jose Redevelopment Agency Successor Agency Series A-T	3.38	8-1-2034	250,000	228,153
				670,591
				4,963,296
See accompanying notes to portfolio of investments
12 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 0.23%
Housing revenue: 0.07%
Florida Housing Finance Corp. Series 4 (GNMA / FNMA / FHLMC Insured)	5.50%	7-1-2054	$225,000	$228,533
Water & sewer revenue: 0.16%
Florida Water Pollution Control Financing Corp. State of Florida Clean Water State Revolving Fund Series A	2.60	1-15-2030	585,000	537,134
				765,667
Georgia: 0.11%
GO revenue: 0.11%
Cherokee County Board of Education	5.87	8-1-2028	355,000	357,658
Hawaii: 0.17%
GO revenue: 0.17%
State of Hawaii Series GE	2.64	10-1-2036	250,000	201,757
State of Hawaii Series GM	5.22	10-1-2036	350,000	363,486
				565,243
Idaho: 0.14%
Housing revenue: 0.14%
Idaho Housing & Finance Association Series D-1 (GNMA / FNMA / FHLMC Insured)	6.50	7-1-2053	440,000	464,502
Illinois: 0.05%
Housing revenue: 0.05%
Illinois Housing Development Authority Series F%%	6.25	10-1-2054	160,000	167,181
Indiana: 0.39%
Health revenue: 0.32%
Indiana Finance Authority Community Foundation of Northwest Indiana Obligated Group	3.63	3-1-2039	1,235,000	1,065,197
Miscellaneous revenue: 0.07%
Indianapolis Local Public Improvement Bond Bank Series A-2	6.00	1-15-2040	235,000	248,881
				1,314,078
Louisiana: 0.20%
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	250,000	241,027
Tax revenue: 0.13%
State of Louisiana Gasoline & Fuels Tax Revenue Series A	2.80	5-1-2035	500,000	420,505
				661,532
Massachusetts: 0.10%
GO revenue: 0.06%
Commonwealth of Massachusetts Series D	2.66	9-1-2039	244,998	202,432
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 13

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Massachusetts Water Resources Authority	2.49%	8-1-2034	$175,000	$144,580
				347,012
Michigan: 0.32%
Education revenue: 0.08%
University of Michigan Series A	5.59	4-1-2040	250,000	255,577
Health revenue: 0.24%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	930,000	817,310
				1,072,887
Minnesota: 0.12%
GO revenue: 0.12%
State of Minnesota Series F	1.32	8-1-2031	500,000	411,391
Mississippi: 0.33%
GO revenue: 0.33%
State of Mississippi Series E	2.49	10-1-2035	1,350,000	1,097,035
Nebraska: 0.19%
Education revenue: 0.19%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	750,000	629,438
New Jersey: 0.09%
Housing revenue: 0.09%
Hudson County Improvement Authority (AGM Insured)	7.40	12-1-2025	290,000	296,097
New York: 0.46%
GO revenue: 0.21%
State of New York Series B	2.65	2-15-2030	500,000	461,088
State of New York Series C	5.62	3-1-2040	250,000	257,792
				718,880
Tax revenue: 0.09%
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	300,000	308,240
Water & sewer revenue: 0.16%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	500,000	518,974
				1,546,094
North Carolina: 0.16%
Housing revenue: 0.16%
North Carolina Housing Finance Agency Series 53-B (GNMA / FNMA / FHLMC Insured)	6.25	1-1-2055	505,000	527,051
See accompanying notes to portfolio of investments
14 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.18%
Housing revenue: 0.18%
North Dakota PFA	2.68%	12-1-2035	$750,000	$618,646
Ohio: 0.40%
GO revenue: 0.07%
State of Ohio Series A	1.88	9-15-2034	300,000	239,059
Health revenue: 0.18%
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	725,000	602,287
Housing revenue: 0.15%
Ohio Housing Finance Agency Series C (GNMA / FNMA / FHLMC Insured)	6.50	3-1-2054	495,000	521,613
				1,362,959
Oklahoma: 0.58%
Utilities revenue: 0.38%
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-2	4.62	6-1-2044	700,000	676,447
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	605,000	596,700
				1,273,147
Water & sewer revenue: 0.20%
Oklahoma Water Resources Board (Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	688,869
				1,962,016
Oregon: 0.35%
GO revenue: 0.16%
State of Oregon Series A	5.90	8-1-2038	500,000	539,025
Tax revenue: 0.19%
State of Oregon Department of Transportation Series B	3.17	11-15-2038	750,000	626,932
				1,165,957
Pennsylvania: 0.19%
Education revenue: 0.19%
University of Pittsburgh-of the Commonwealth System of Higher Education Series A	3.65	9-15-2036	715,000	644,855
South Dakota: 0.15%
Housing revenue: 0.15%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	495,000	515,998
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 15

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.12%
Housing revenue: 0.12%
Tennessee Housing Development Agency Series 1B	6.25%	1-1-2055	$395,000	$410,738
Texas: 0.71%
Education revenue: 0.04%
Board of Regents of the University of Texas System Series D	5.13	8-15-2042	150,000	153,602
GO revenue: 0.35%
Stafford Municipal School District Series B	3.08	8-15-2041	750,000	593,332
State of Texas Series A	2.04	10-1-2032	225,000	189,930
State of Texas Series B	2.62	10-1-2038	500,000	390,900
				1,174,162
Housing revenue: 0.09%
Texas Department of Housing & Community Affairs Series C (GNMA Insured)	6.25	7-1-2053	295,000	307,433
Tax revenue: 0.11%
Dallas Area Rapid Transit Series B	6.00	12-1-2044	350,000	371,746
Utilities revenue: 0.12%
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	380,000	389,667
				2,396,610
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency Property Transfer Tax Revenue	3.80	11-1-2037	110,000	96,946
Virginia: 0.09%
Education revenue: 0.07%
University of Virginia	6.20	9-1-2039	215,000	241,537
Housing revenue: 0.02%
Virginia Housing Development Authority Commonwealth Mortgage Bonds 2016-A Series A	3.10	6-25-2041	64,137	57,950
				299,487
Washington: 0.55%
GO revenue: 0.22%
King County Public Hospital District No. 2	2.70	12-1-2035	915,000	742,309
Water & sewer revenue: 0.33%
City of Seattle Drainage & Wastewater Revenue Series A	5.55	11-1-2039	700,000	721,557
County of King Sewer Revenue Series B	1.86	1-1-2033	450,000	371,439
				1,092,996
				1,835,305
See accompanying notes to portfolio of investments
16 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.12%
Tax revenue: 0.12%
County of Ohio Special District Excise Tax Revenue	8.25%	3-1-2035	$385,000	$407,704
Wisconsin: 0.06%
GO revenue: 0.06%
State of Wisconsin Series 2	2.61	5-1-2032	240,000	214,037
Total municipal obligations (Cost $30,635,760)				28,391,146
Non-agency mortgage-backed securities: 5.96%
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	6.32	1-17-2039	665,000	655,648
BX Commercial Mortgage Trust Series 2024-MDHS Class A (U.S. SOFR 1 Month+1.64%)144A±	6.97	5-15-2041	335,814	334,765
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	6.19	11-15-2036	715,286	705,451
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A (U.S. SOFR 1 Month+1.37%)144A±	6.70	12-15-2037	945,000	945,000
COMM Mortgage Trust Series 2014-CR17 Class A5	3.98	5-10-2047	321,125	316,950
COMM Mortgage Trust Series 2014-CR21 Class A3	3.53	12-10-2047	1,783,099	1,753,778
COMM Mortgage Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	474,637	473,402
DC Commercial Mortgage Trust Series 2023-DC Class A144A	6.31	9-12-2040	1,045,000	1,083,098
GS Mortgage Securities Corp. Trust Series 2023-SHIP Class A144A±±	4.32	9-10-2038	635,000	621,682
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,549,312
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022- ACB Class A (30 Day Average U.S. SOFR+1.40%)144A±	6.74	3-15-2039	855,000	840,038
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A4	3.49	1-15-2048	1,338,000	1,326,016
MHC Commercial Mortgage Trust Series 2021-MHC Class A (U.S. SOFR 1 Month+0.92%)144A±	6.24	4-15-2038	587,214	582,076
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,776,127
ONNI Commerical Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	210,000	210,273
Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA±±	3.50	8-25-2057	2,212,042	2,099,148
Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D	4.00	10-25-2058	479,679	444,506
Seasoned Credit Risk Transfer Trust Series 2020-2 Class MT	2.00	11-25-2059	821,737	662,243
Silvermore CLO Ltd.♦%%	4.37	8-1-2029	1,020,000	1,009,959
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	757,948	739,123
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	976,865	922,583
Total non-agency mortgage-backed securities (Cost $20,561,870)				20,051,178
U.S. Treasury securities: 10.11%
U.S. Treasury Bonds	1.38	11-15-2040	5,830,000	3,820,700
U.S. Treasury Bonds	2.00	8-15-2051	2,140,000	1,327,719
U.S. Treasury Bonds	2.25	2-15-2052	1,785,000	1,176,008
U.S. Treasury Bonds	2.38	2-15-2042	2,855,000	2,150,729
U.S. Treasury Bonds	2.38	11-15-2049	10,063,000	6,905,341
U.S. Treasury Bonds	2.38	5-15-2051	1,185,000	805,985
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 17

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.88%	5-15-2052	$2,968,000	$2,247,796
U.S. Treasury Bonds	3.00	8-15-2052	789,000	613,263
U.S. Treasury Bonds	3.63	2-15-2053	1,925,000	1,690,767
U.S. Treasury Bonds	3.63	5-15-2053	1,665,000	1,463,119
U.S. Treasury Bonds	3.88	2-15-2043	1,892,000	1,763,625
U.S. Treasury Bonds	4.13	8-15-2053	2,504,000	2,408,144
U.S. Treasury Bonds	4.50	2-15-2044	5,245,000	5,297,450
U.S. Treasury Bonds	4.63	5-15-2044	1,320,000	1,355,681
U.S. Treasury Notes	4.13	2-15-2027	615,000	614,616
U.S. Treasury Notes	4.25	3-15-2027	350,000	351,121
Total U.S. Treasury securities (Cost $43,836,667)				33,992,064
Yankee corporate bonds and notes: 4.50%
Basic materials: 0.65%
Chemicals: 0.11%
Nutrien Ltd.	2.95	5-13-2030	180,000	163,270
Nutrien Ltd.	4.90	3-27-2028	190,000	190,536
				353,806
Mining: 0.54%
Anglo American Capital PLC144A	4.75	4-10-2027	1,000,000	992,857
South32 Treasury Ltd.144A	4.35	4-14-2032	900,000	829,849
				1,822,706
Consumer, non-cyclical: 0.40%
Commercial services: 0.15%
Experian Finance PLC144A	4.25	2-1-2029	510,000	498,915
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	900,000	852,300
Energy: 0.18%
Pipelines: 0.18%
Enbridge, Inc.	5.30	4-5-2029	120,000	122,202
Enbridge, Inc.	6.20	11-15-2030	460,000	491,624
				613,826
Financial: 2.10%
Banks: 2.10%
Bank of Montreal	5.72	9-25-2028	510,000	528,250
BNP Paribas SA144A	4.40	8-14-2028	520,000	510,054
BPCE SA144A	4.75	7-19-2027	420,000	418,777
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.73%)144A±	1.98	12-15-2027	1,060,000	986,778
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	1.34	6-24-2026	530,000	511,711
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	270,000	230,012
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	750,000	737,633
See accompanying notes to portfolio of investments
18 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.83%)±	2.34%	1-19-2028	$300,000	$282,575
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.97%)±	2.49	10-13-2032	260,000	220,443
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	380,000	383,242
Sumitomo Mitsui Financial Group, Inc.	1.90	9-17-2028	660,000	589,370
Sumitomo Mitsui Financial Group, Inc.	5.72	9-14-2028	290,000	300,170
Toronto-Dominion Bank	4.99	4-5-2029	250,000	252,645
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	168,077
UBS Group AG (1 Year Treasury Constant Maturity+2.40%)144A±	4.99	8-5-2033	250,000	244,065
UBS Group AG (3 Month LIBOR+1.41%)144A±	3.87	1-12-2029	750,000	721,282
				7,085,084
Industrial: 0.65%
Aerospace/defense: 0.19%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	600,000	633,997
Building materials: 0.14%
CRH SMW Finance DAC	5.20	5-21-2029	240,000	243,980
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	4-19-2029	210,000	216,559
				460,539
Electronics: 0.26%
Sensata Technologies BV144A	4.00	4-15-2029	935,000	866,443
Packaging & containers: 0.06%
Smurfit Kappa Treasury ULC144A	5.20	1-15-2030	210,000	213,450
Technology: 0.52%
Semiconductors: 0.25%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	870,000	738,985
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	110,000	109,398
				848,383
Software: 0.27%
Open Text Corp.144A	3.88	2-15-2028	350,000	326,729
Open Text Corp.144A	6.90	12-1-2027	550,000	570,749
				897,478
Total yankee corporate bonds and notes (Cost $15,648,941)				15,146,927
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 19

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.77%
Investment companies: 0.77%
Allspring Government Money Market Fund Select Class♠∞##		5.25%	2,571,352	$2,571,352
Total short-term investments (Cost $2,571,352)				2,571,352
Total investments in securities (Cost $360,821,769)	99.70%			335,347,277
Other assets and liabilities, net	0.30			1,025,516
Total net assets	100.00%			$336,372,793

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,575,170	$22,529,923	$(29,533,741)	$0	$0	$2,571,352	2,571,352	$69,331
See accompanying notes to portfolio of investments
20 | Allspring Managed Fixed Income Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$87,291,563	$0	$87,291,563
Asset-backed securities	0	32,489,902	0	32,489,902
Corporate bonds and notes	0	115,413,145	0	115,413,145
Municipal obligations	0	28,391,146	0	28,391,146
Non-agency mortgage-backed securities	0	20,051,178	0	20,051,178
U.S. Treasury securities	33,992,064	0	0	33,992,064
Yankee corporate bonds and notes	0	15,146,927	0	15,146,927
Short-term investments
Investment companies	2,571,352	0	0	2,571,352
Total assets	$36,563,416	$298,783,861	$0	$335,347,277
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Managed Fixed Income Portfolio | 21